UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

March 31, 2009
unaudited

Common stocks — 65.14%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.87%
Microsoft Corp.	49,120,000	$902,335
Cisco Systems, Inc.[1]	34,800,000	583,596
Oracle Corp.[1]	30,819,284	556,905
International Business Machines Corp.	4,300,000	416,627
Intel Corp.	22,750,000	342,387
Nokia Corp. (ADR)	28,868,542	336,896
Applied Materials, Inc.	30,620,000	329,165
Google Inc., Class A1	910,000	316,735
Yahoo! Inc.[1]	22,359,000	286,419
QUALCOMM Inc.	6,000,000	233,460
Hewlett-Packard Co.	6,600,000	211,596
SAP AG (ADR)	5,000,000	176,450
EMC Corp.[1]	14,500,000	165,300
Corning Inc.	9,200,000	122,084
Automatic Data Processing, Inc.	3,200,000	112,512
Paychex, Inc.	3,250,000	83,427
Intuit Inc.[1]	2,600,000	70,200
Texas Instruments Inc.	3,000,000	49,530
Tyco Electronics Ltd.	3,360,000	37,094
		5,332,718

CONSUMER STAPLES — 8.02%
Wal-Mart Stores, Inc.	16,050,000	836,205
Coca-Cola Co.	15,050,000	661,448
Philip Morris International Inc.	16,500,000	587,070
Walgreen Co.	9,350,000	242,726
Kraft Foods Inc., Class A	6,550,000	145,999
Avon Products, Inc.	7,000,000	134,610
Estée Lauder Companies Inc., Class A	4,500,000	110,925
H.J. Heinz Co.	3,250,000	107,445
Procter & Gamble Co.	2,100,000	98,889
Unilever NV (New York registered)	4,500,000	88,200
Altria Group, Inc.	4,450,000	71,289
		3,084,806

HEALTH CARE — 7.86%
Eli Lilly and Co.	12,352,000	412,680
UnitedHealth Group Inc.	17,047,000	356,794
Merck & Co., Inc.	12,877,200	344,465
Bristol-Myers Squibb Co.	14,000,000	306,880
Wyeth	5,950,000	256,088
Abbott Laboratories	4,800,000	228,960
Medtronic, Inc.	7,200,000	212,184
Aetna Inc.	6,869,400	167,133
Johnson & Johnson	3,000,000	157,800
Amgen Inc.[1]	2,900,000	143,608
Pfizer Inc	10,500,000	143,010
Schering-Plough Corp.	5,500,000	129,525
Roche Holding AG2	700,000	95,946
Stryker Corp.	2,000,000	68,080
		3,023,153

ENERGY — 7.78%
Chevron Corp.	12,050,000	810,242
Royal Dutch Shell PLC, Class B (ADR)	13,159,700	573,894
Occidental Petroleum Corp.	6,150,000	342,248
Schlumberger Ltd.	6,600,000	268,092
Exxon Mobil Corp.	3,500,000	238,350
ConocoPhillips	6,000,000	234,960
TOTAL SA (ADR)	3,860,000	189,372
Baker Hughes Inc.	6,500,000	185,575
EnCana Corp.	3,000,000	122,623
Smith International, Inc.	1,250,000	26,850
		2,992,206

FINANCIALS — 7.72%
Berkshire Hathaway Inc., Class A1	8,430	730,881
Wells Fargo & Co.	33,150,000	472,056
JPMorgan Chase & Co.	16,200,000	430,596
U.S. Bancorp	22,710,000	331,793
American Express Co.	16,979,000	231,424
ACE Ltd.	3,990,000	161,196
Bank of America Corp.	18,150,000	123,783
Allstate Corp.	5,700,000	109,155
SunTrust Banks, Inc.	8,005,000	93,979
Chubb Corp.	2,200,000	93,104
Citigroup Inc.	26,495,000	67,032
Comerica Inc.	2,857,775	52,326
Marsh & McLennan Companies, Inc.	2,100,000	42,525
Lincoln National Corp.	4,100,000	27,429
		2,967,279

INDUSTRIALS — 7.02%
United Technologies Corp.	8,580,000	368,768
Boeing Co.	9,813,000	349,147
Deere & Co.	9,290,000	305,362
Northrop Grumman Corp.	6,035,000	263,367
Burlington Northern Santa Fe Corp.	3,000,000	180,450
FedEx Corp.	3,900,000	173,511
General Electric Co.	17,000,000	171,870
Emerson Electric Co.	5,500,000	157,190
Union Pacific Corp.	3,400,000	139,774
United Parcel Service, Inc., Class B	2,500,000	123,050
Tyco International Ltd.	6,260,000	122,446
Parker Hannifin Corp.	3,000,000	101,940
Illinois Tool Works Inc.	3,000,000	92,550
General Dynamics Corp.	2,100,000	87,339
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	63,898
		2,700,662

CONSUMER DISCRETIONARY — 4.64%
Home Depot, Inc.	19,400,000	457,064
Time Warner Inc.	12,583,334	242,858
Lowe’s Companies, Inc.	12,300,000	224,475
McDonald’s Corp.	4,070,000	222,100
Best Buy Co., Inc.	4,100,000	155,636
Nordstrom, Inc.	8,500,000	142,375
News Corp., Class A	16,500,000	109,230
Carnival Corp., units	3,600,000	77,760
Target Corp.	1,700,000	58,463
Magna International Inc., Class A	1,750,000	46,813
Macy’s, Inc.	4,500,000	40,050
Gannett Co., Inc.	2,400,000	5,280
		1,782,104

TELECOMMUNICATION SERVICES — 2.79%
AT&T Inc.	28,212,500	710,955
Verizon Communications Inc.	8,000,000	241,600
Vodafone Group PLC[2]	68,312,500	119,163
		1,071,718

UTILITIES — 2.04%
Exelon Corp.	6,000,000	272,340
PG&E Corp.	5,900,000	225,498
GDF Suez[2]	5,800,000	199,132
Edison International	3,000,000	86,430
		783,400

MATERIALS — 1.45%
E.I. du Pont de Nemours and Co.	13,600,000	303,688
Alcoa Inc.	17,500,000	128,450
Weyerhaeuser Co.	4,590,000	126,546
		558,684

MISCELLANEOUS — 1.95%
Other common stocks in initial period of acquisition		749,307

Total common stocks (cost: $32,326,672,000)		25,046,037

Preferred stocks — 0.44%

FINANCIALS — 0.42%
BNP Paribas 7.195%[2,3,4]	57,200,000	25,454
JPMorgan Chase & Co., Series I, 7.90%[4]	35,750,000	23,021
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	30,471,000	18,797
Barclays Bank PLC 7.434%[3,4]	39,975,000	16,627
AXA SA, Series B, 6.379%[3,4]	42,000,000	15,390
QBE Capital Funding II LP 6.797%[3,4]	24,470,000	15,192
Santander Finance Preferred S.A., Unipersonal, 6.50%	940,000	13,313
Bank of America Corp., Series K, 8.00% noncumulative[4]	15,000,000	6,014
Bank of America Corp., Series E, 0% depositary shares	746,800	5,050
Standard Chartered PLC 6.409%[3,4]	12,400,000	5,649
XL Capital Ltd., Series E, 6.50%[4]	25,035,000	4,760
Lloyds TSB Group PLC 6.267%[3,4]	19,100,000	4,110
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	4,640,000	3,940
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[3,4]	4,050,000	2,405
ING Capital Funding Trust III 8.439% noncumulative[4]	6,750,000	1,969
Fannie Mae, Series S, 8.25% noncumulative	839,700	632
Royal Bank of Scotland Group PLC, Series U, 7.64%[4]	1,800,000	405
		162,728

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%[3,4]	10,000,000	6,577

Total preferred stocks (cost: $374,901,000)		169,305

	Principal amount
Bonds & notes — 31.17%	(000)

MORTGAGE-BACKED OBLIGATIONS[5] — 11.10%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930	55,782
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	48,114
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,877
Fannie Mae 4.89% 2012	30,000	31,175
Fannie Mae 4.00% 2015	16,524	17,003
Fannie Mae 5.00% 2018	2,998	3,134
Fannie Mae 5.00% 2018	1,708	1,785
Fannie Mae 11.00% 2018	387	442
Fannie Mae 5.50% 2019	2,678	2,814
Fannie Mae 5.50% 2020	38,695	40,601
Fannie Mae 11.00% 2020	113	127
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	13,735	14,125
Fannie Mae 5.00% 2022	19,654	20,419
Fannie Mae 5.00% 2022	12,582	13,072
Fannie Mae 10.50% 2022	220	250
Fannie Mae 4.50% 2024	65,000	67,016
Fannie Mae, Series 2001-4, Class NA, 11.855% 2025[4]	326	365
Fannie Mae 6.00% 2027	15,981	16,723
Fannie Mae 8.50% 2027	91	99
Fannie Mae 8.50% 2027	64	70
Fannie Mae 8.50% 2027	33	36
Fannie Mae 8.50% 2027	22	24
Fannie Mae 7.50% 2030	164	176
Fannie Mae 7.50% 2030	46	49
Fannie Mae 7.50% 2031	233	250
Fannie Mae 7.50% 2031	169	182
Fannie Mae, Series 2001-20, Class D, 11.04% 2031[4]	92	106
Fannie Mae 5.50% 2032	3,238	3,381
Fannie Mae 5.50% 2033	31,407	32,763
Fannie Mae 5.50% 2033	23,478	24,492
Fannie Mae 5.50% 2033	3,825	3,990
Fannie Mae 5.50% 2035	14,022	14,619
Fannie Mae 5.50% 2035	8,528	8,900
Fannie Mae 6.50% 2035	16,350	17,414
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	6,321	5,217
Fannie Mae 5.50% 2036	3,629	3,777
Fannie Mae 5.50% 2036	3,375	3,512
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	15,940	16,830
Fannie Mae 6.00% 2036	7,607	7,962
Fannie Mae 6.50% 2036	11,818	12,424
Fannie Mae 5.625% 2037[4]	28,680	29,758
Fannie Mae 6.00% 2037	110,563	115,992
Fannie Mae 6.00% 2037	55,211	57,758
Fannie Mae 6.00% 2037	26,327	27,541
Fannie Mae 6.00% 2037[2]	25,109	26,024
Fannie Mae 6.00% 2037	20,041	20,966
Fannie Mae 6.00% 2037	4,816	5,038
Fannie Mae 6.50% 2037	63,197	66,439
Fannie Mae 6.50% 2037	46,594	49,158
Fannie Mae 6.50% 2037	37,274	39,325
Fannie Mae 6.50% 2037	23,990	25,220
Fannie Mae 6.50% 2037	3,943	4,146
Fannie Mae 6.50% 2037	2,562	2,694
Fannie Mae 7.00% 2037	43,264	45,886
Fannie Mae 7.00% 2037	41,957	44,761
Fannie Mae 7.00% 2037	15,355	16,285
Fannie Mae 7.00% 2037	11,651	12,357
Fannie Mae 7.00% 2037	11,512	12,209
Fannie Mae 7.00% 2037	7,876	8,353
Fannie Mae 7.00% 2037	5,291	5,611
Fannie Mae 4.50% 2038	31,342	32,049
Fannie Mae 4.50% 2038	9,842	10,073
Fannie Mae 6.00% 2038	46,370	48,509
Fannie Mae 6.00% 2038	13,351	13,967
Fannie Mae 6.50% 2038	53,905	56,872
Fannie Mae 4.50% 2039	50,914	52,064
Fannie Mae 4.50% 2039	8,912	9,113
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	660	707
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	607	633
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	917	984
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	841	903
Fannie Mae 6.50% 2047	9,169	9,616
Fannie Mae 6.50% 2047	5,264	5,521
Fannie Mae 6.50% 2047	3,940	4,133
Fannie Mae 6.50% 2047	3,077	3,228
Fannie Mae 6.50% 2047	2,967	3,112
Fannie Mae 6.50% 2047	2,453	2,573
Fannie Mae 6.50% 2047	1,258	1,319
Fannie Mae 7.00% 2047	7,466	7,909
Fannie Mae 7.00% 2047	4,241	4,493
Fannie Mae 7.00% 2047	3,355	3,555
Fannie Mae 7.00% 2047	3,011	3,190
Fannie Mae 7.00% 2047	2,601	2,756
Fannie Mae 7.00% 2047	2,375	2,516
Fannie Mae 7.00% 2047	1,602	1,697
Fannie Mae 7.00% 2047	1,312	1,390
Fannie Mae 7.00% 2047	707	749
Fannie Mae 7.00% 2047	378	400
Freddie Mac, Series 2310, Class B, 9.908% 2015[4]	141	159
Freddie Mac 10.00% 2018	324	362
Freddie Mac 8.50% 2020	248	266
Freddie Mac 8.50% 2020	20	21
Freddie Mac 5.00% 2023	42,149	43,770
Freddie Mac 5.00% 2023	29,486	30,620
Freddie Mac 5.00% 2023	26,748	27,776
Freddie Mac 5.00% 2023	21,722	22,557
Freddie Mac 5.00% 2023	20,147	20,922
Freddie Mac 5.00% 2023	11,559	12,003
Freddie Mac 5.00% 2023	10,387	10,786
Freddie Mac 5.00% 2023	10,014	10,399
Freddie Mac 5.00% 2023	9,085	9,434
Freddie Mac 5.00% 2023	7,836	8,137
Freddie Mac 5.00% 2023	6,151	6,387
Freddie Mac 5.00% 2023	547	568
Freddie Mac 5.50% 2023	21,491	22,449
Freddie Mac 5.50% 2023	17,570	18,354
Freddie Mac 5.50% 2023	11,568	12,084
Freddie Mac 6.00% 2026	20,769	21,785
Freddie Mac 6.00% 2026	15,179	15,922
Freddie Mac 6.00% 2026	11,901	12,484
Freddie Mac 6.50% 2027	3,888	4,102
Freddie Mac 6.50% 2027	1,486	1,568
Freddie Mac 6.50% 2027	1,243	1,311
Freddie Mac 6.50% 2028	3,210	3,386
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,364	3,593
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,592	15,270
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	18,225	16,810
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	12,995	11,522
Freddie Mac, Series 3233, Class PA, 6.00% 2036	31,992	33,667
Freddie Mac 5.434% 2037[4]	10,915	11,275
Freddie Mac, Series 3318, Class JT, 5.50% 2037	32,132	33,289
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,805	24,623
Freddie Mac 5.601% 2037[4]	3,920	4,042
Freddie Mac 5.725% 2037[4]	8,588	8,885
Freddie Mac, Series 3272, Class PA, 6.00% 2037	24,975	26,107
Freddie Mac 6.00% 2038	230,446	241,210
Freddie Mac 6.00% 2038	7,385	7,733
Freddie Mac 6.00% 2038	1,944	2,036
Freddie Mac 6.00% 2038	1,901	1,990
Freddie Mac 6.00% 2038	1,108	1,161
Government National Mortgage Assn. 9.00% 2009	—	—
Government National Mortgage Assn. 10.00% 2021	497	571
Government National Mortgage Assn. 6.00% 2038	131,290	137,341
Government National Mortgage Assn. 6.50% 2038	65,534	68,826
Government National Mortgage Assn. 6.50% 2038	31,484	33,066
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	10,037	9,025
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,494	1,234
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,130	972
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,492	1,027
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,436	2,229
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	21,863	21,448
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,119	4,991
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,900	34,547
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	15,156	10,078
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	35,821	35,477
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	16,430	6,497
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	15,233
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,534	20,489
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	15,774
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875	24,934
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	9,256	9,141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,993	1,892
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[4]	63,000	52,037
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,310
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,746	6,165
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	22,473
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	20,375	14,771
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.882% 2036[4]	101,405	49,791
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[4]	22,265	9,411
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	43,271	19,826
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.922% 2037[4]	19,049	9,032
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,038	2,397
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	15,886	11,347
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	9,542	6,213
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	19,553	10,665
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	14,434	11,991
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	18,811	15,916
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	10,407	5,424
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[4]	19,906	7,578
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	12,457	7,430
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.848% 2047[4]	21,222	8,936
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	80,250	80,020
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.922% 2036[4]	4,000	3,991
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,409	2,362
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	12,990	11,932
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	20,884	14,863
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	30,804	23,292
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.235% 2036[4]	22,542	9,826
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	42,509	21,464
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,399	1,316
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	24,730	23,054
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 2045[4]	65,575	54,764
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	29,736
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	50,455	34,976
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,300	15,829
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	20,000	16,900
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	32,200	25,921
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	16,341	15,012
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.191% 2035[4]	30,000	16,365
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.625% 2036[4]	22,000	10,319
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.658% 2036[4]	30,703	16,083
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.679% 2034[4]	21,202	19,925
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	33,459	21,939
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.588% 2037[4]	25,216	10,941
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	3,848
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	33,937
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	15,461	14,249
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	49,905	49,978
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	63,263	35,129
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	22,716	10,327
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,315
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	40,104	39,667
Bank of America 5.50% 2012[3]	44,500	43,623
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	16,250	15,275
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	27,350	25,025
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	46,550	32,667
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	36,006	31,759
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	32,500	31,405
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,629
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	22,658	21,655
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	31,350	30,981
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	53,330	28,584
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	9,810
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.872% 2035[4]	20,634	11,013
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.773% 2036[4]	13,869	6,893
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.746% 2033[4]	1,300	983
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.324% 2033[4]	6,589	4,675
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.55% 2035[4]	23,781	12,936
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.899% 2036[4]	13,536	6,404
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[3]	15,000	16,103
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	8,305
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.664% 2036[4]	20,506	9,090
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.724% 2036[4]	12,505	6,389
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.153% 2036[4]	14,707	6,904
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	22,800	21,546
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.73% 2036[4]	40,000	17,642
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[4]	9,890	3,664
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	35,005	19,805
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	22,411	19,604
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	19,819	19,520
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,468	7,385
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,725	1,734
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4]	20,000	10,136
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,542	3,588
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,170
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	16,181
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,202	15,406
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	14,000	14,720
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	20,377	14,639
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.83% 2037[4]	30,480	14,391
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	16,536	13,173
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	6,535	6,305
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	6,898	6,686
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.869% 2036[4]	27,497	11,698
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	2,206	2,194
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,754
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	858	867
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	7,914
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	8,932	8,305
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	7,816	7,714
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[4]	11,037	6,381
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	5,958	5,808
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	4,632	4,142
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[3,4]	968	705
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	4,334	4,353
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.631% 2036[4]	6,652	3,670
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.867% 2036[4]	6,173	2,958
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	2,539	2,633
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,328	2,407
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	644	643
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,721	1,631
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	669	674
		4,268,113

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.38%
U.S. Treasury 0.875% 2010[2,6]	22,288	22,204
U.S. Treasury 4.625% 2011	348,750	382,903
U.S. Treasury 5.00% 2011	25,000	27,007
U.S. Treasury 3.00% 2012[2,6]	138,991	147,945
U.S. Treasury 4.25% 2012	211,600	232,967
U.S. Treasury 2.75% 2013	175,000	184,597
U.S. Treasury 3.625% 2013	20,000	21,777
U.S. Treasury 4.25% 2013	386,835	433,572
U.S. Treasury 2.00% 2015[2,6]	118,847	122,109
U.S. Treasury 8.875% 2017	37,125	54,240
U.S. Treasury 2.00% 2018[2,6]	42,324	42,915
U.S. Treasury 3.50% 2018	323,000	346,721
U.S. Treasury 2.125% 2019[2,6]	49,165	52,549
U.S. Treasury 7.875% 2021	104,000	151,121
U.S. Treasury 6.25% 2023	88,500	116,661
U.S. Treasury 2.375% 2025[2,6]	55,999	58,220
U.S. Treasury 6.875% 2025	79,500	114,039
U.S. Treasury 6.00% 2026	42,000	55,388
U.S. Treasury 5.50% 2028	45,125	57,025
U.S. Treasury 5.25% 2029	15,000	18,503
U.S. Treasury 4.50% 2036	109,550	126,325
U.S. Treasury 4.375% 2038	48,000	54,561
U.S. Treasury 3.50% 2039	160,000	158,200
Fannie Mae 6.25% 2011	28,375	29,897
Fannie Mae 5.25% 2012	105,000	110,036
Fannie Mae 6.25% 2029	30,000	37,442
Federal Home Loan Bank 5.25% 2014	25,875	29,128
Federal Home Loan Bank 5.625% 2016	144,800	146,286
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	40,000	42,486
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,433
CoBank ACB 7.875% 2018[3]	20,000	19,550
CoBank ACB 1.92% 2022[3,4]	23,425	16,498
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	34,183
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	31,056
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,814
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,725
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,455
Freddie Mac 5.00% 2018	20,000	19,232
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,159
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[5]	6,539	6,876
		3,606,805

CORPORATE BONDS & NOTES — 9.26%
FINANCIALS — 2.66%
Liberty Mutual Group Inc. 6.50% 2035[3]	19,845	10,794
Liberty Mutual Group Inc. 7.50% 2036[3]	25,350	14,268
Liberty Mutual Group Inc., Series C, 10.75% 2088[3,4]	36,795	18,050
Liberty Mutual Group Inc. 7.697% 2097[3]	22,180	12,976
Westfield Group 5.40% 2012[3]	495	412
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	1,980	1,532
Westfield Group 5.70% 2016[3]	37,745	28,165
Westfield Group 7.125% 2018[3]	15,750	12,324
American Express Bank 5.50% 2013	21,300	18,387
American Express Co. 6.15% 2017	22,800	18,924
PRICOA Global Funding I 4.20% 2010[3]	11,000	10,221
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	8,599
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500	16,813
CNA Financial Corp. 5.85% 2014	25,000	18,150
CNA Financial Corp. 6.50% 2016	16,000	11,466
CNA Financial Corp. 7.25% 2023	8,000	4,799
Simon Property Group, LP 5.30% 2013	11,750	9,603
Simon Property Group, LP 5.875% 2017	15,165	11,715
Simon Property Group, LP 6.125% 2018	15,160	11,936
Kimco Realty Corp. 6.00% 2012	2,750	2,097
Kimco Realty Corp., Series C, 4.82% 2014	13,000	8,532
Kimco Realty Corp., Series C, 5.783% 2016	14,000	9,145
Kimco Realty Corp. 5.70% 2017	21,180	13,384
CIT Group Inc. 7.625% 2012	21,000	15,468
CIT Group Inc. 5.40% 2013	25,400	15,855
CIT Group Inc. 6.10% 2067[4]	5,000	1,205
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	14,883
Sovereign Bancorp, Inc. 8.75% 2018	9,000	8,056
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	15,400	8,482
Monumental Global Funding 5.50% 2013[3]	12,000	10,919
Monumental Global Funding III 1.294% 2014[3,4]	29,000	20,217
JPMorgan Chase & Co. 4.891% 2015[4]	20,000	16,273
JPMorgan Chase Bank NA 6.00% 2017	5,000	4,696
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,865	9,868
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	25,215
UniCredito Italiano SpA 6.00% 2017[3]	10,000	5,508
Citigroup Inc. 6.00% 2017	10,272	8,879
Citigroup Capital XXI 8.30% 2077[4]	44,800	21,603
Metropolitan Life Global Funding I, 5.125% 2013[3]	12,000	10,969
MetLife Capital Trust X 9.25% 2068[3,4]	31,900	17,891
Principal Life Insurance Co. 3.20% 2009	14,000	14,000
Principal Life Insurance Co. 5.30% 2013	15,500	14,252
HBOS PLC 6.75% 2018[3]	34,050	26,308
Lloyds Banking Group PLC 6.657% preference shares (undated)[3,4]	3,000	631
Developers Diversified Realty Corp. 4.625% 2010	28,625	21,499
Developers Diversified Realty Corp. 5.50% 2015	13,000	5,237
Goldman Sachs Group, Inc. 6.15% 2018	10,120	9,259
Goldman Sachs Group, Inc. 7.50% 2019	16,245	16,619
New York Life Global Funding 5.25% 2012[3]	25,000	25,053
ProLogis 5.50% 2012	15,000	9,372
ProLogis 5.625% 2015	13,030	6,649
ProLogis 6.625% 2018	15,500	7,868
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	12,586
Allstate Corp., Series B, 6.125% 2067[4]	9,600	5,424
Allstate Corp., Series A, 6.50% 2067[4]	7,290	3,973
Fifth Third Bancorp 8.25% 2038	9,000	5,526
Fifth Third Capital Trust IV 6.50% 2067[4]	50,500	16,439
Hospitality Properties Trust 6.85% 2012	2,000	1,298
Hospitality Properties Trust 6.75% 2013	14,720	8,934
Hospitality Properties Trust 6.70% 2018	21,025	10,773
American Honda Finance Corp. 5.125% 2010[3]	20,500	20,198
ERP Operating LP 5.375% 2016	25,000	19,730
Household Finance Corp. 6.375% 2012	13,000	10,505
HSBC Holdings PLC 6.50% 2037	9,730	7,985
Midland Bank 2.061% Eurodollar note (undated)[4]	3,000	1,215
ACE INA Holdings Inc. 5.875% 2014	20,000	19,587
Bank of America Corp. 5.30% 2017	25,275	18,601
Lazard Group LLC 7.125% 2015	20,822	17,322
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,088
PNC Funding Corp. 1.374% 2014[4]	15,000	10,590
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	10,200	2,825
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	30,250	13,310
Assurant, Inc. 5.625% 2014	15,320	12,857
Loews Corp. 6.00% 2035	14,000	10,423
Zions Bancorporation 6.00% 2015	14,320	10,098
Nationwide Financial Services, Inc. 6.75% 2067[4]	21,950	9,256
Charles Schwab Corp., Series A, 6.375% 2017	10,000	9,215
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	21,590	8,862
Lincoln National Corp. 5.65% 2012	10,250	4,629
Lincoln National Corp. 7.00% 2066[4]	16,750	3,803
Nationwide Mutual Insurance 5.81% 2024[3,4]	10,000	6,337
Nationwide Mutual Insurance Co. 7.875% 2033[3]	3,425	1,946
Standard Chartered Bank 6.40% 2017[3]	10,800	8,148
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	7,659
Federal Realty Investment Trust 4.50% 2011	8,500	7,277
Chubb Corp. 6.375% 2067[4]	12,440	7,110
Catlin Insurance Ltd. 7.249% (undated)[3,4]	25,135	6,821
Silicon Valley Bank 5.70% 2012	7,600	6,785
Wells Fargo & Co. 4.375% 2013	6,920	6,455
City National Corp. 5.125% 2013	7,000	6,033
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	4,690
Glen Meadow Pass-Through Trust 6.505% 2067[3,4]	15,280	3,935
Credit Agricole SA 6.637% (undated)[3,4]	8,000	2,840
ING Groep NV 5.775% (undated)[4]	10,300	2,835
Bank of Nova Scotia 1.938% 2085[4]	4,000	2,069
Den Norske CreditBank 1.563% (undated)[4]	3,000	1,155
American International Group, Inc. 8.175% 2058[3,4]	11,820	1,007
iStar Financial, Inc. 6.50% 2013	3,000	871
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085[2,4]	1,600	800
		1,022,851

TELECOMMUNICATION SERVICES — 1.22%
SBC Communications Inc. 6.25% 2011	10,000	10,450
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,009
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,706
AT&T Inc. 4.95% 2013	16,250	16,499
SBC Communications Inc. 5.10% 2014	15,000	15,068
SBC Communications Inc. 5.625% 2016	49,300	49,481
BellSouth Capital Funding Corp. 7.875% 2030	51,500	52,718
AT&T Corp. 8.00% 2031[4]	10,000	10,891
SBC Communications Inc. 6.45% 2034	40,000	36,123
Verizon Global Funding Corp. 7.25% 2010	30,000	31,707
Verizon Communications Inc. 5.55% 2014[3]	12,440	12,463
Verizon Communications Inc. 5.50% 2017	9,475	9,171
Verizon Communications Inc. 6.10% 2018	21,250	21,088
Verizon Global Funding Corp. 7.75% 2030	9,395	9,597
Verizon Communications Inc. 6.25% 2037	50,000	44,614
Verizon Communications Inc. 6.90% 2038	4,500	4,366
Verizon Communications Inc. 8.95% 2039	8,500	9,796
Telecom Italia Capital SA 5.25% 2015	38,425	32,441
Telecom Italia Capital SA 7.20% 2036	16,000	12,693
Telecom Italia Capital SA 7.721% 2038	31,500	26,267
Vodafone Group PLC 6.15% 2037[2]	18,000	16,664
Deutsche Telekom International Finance BV 5.875% 2013	12,500	12,727
British Telecommunications PLC 5.15% 2013	11,390	10,580
Nextel Communications, Inc., Series E, 6.875% 2013	8,500	4,888
		469,007

CONSUMER DISCRETIONARY — 1.13%
Comcast Corp. 5.45% 2010	25,000	25,477
Comcast Corp. 5.30% 2014	15,000	14,578
Comcast Corp. 6.45% 2037	6,500	5,696
Comcast Corp. 6.95% 2037	34,250	31,988
Comcast Corp. 6.40% 2038	13,425	11,749
AOL Time Warner Inc. 6.875% 2012	40,000	40,740
Time Warner Inc. 5.875% 2016	14,210	13,469
AOL Time Warner Inc. 7.625% 2031	25,315	22,676
Time Warner Inc. 6.50% 2036	10,000	8,249
Cox Communications, Inc. 4.625% 2010	25,000	24,767
Cox Communications, Inc. 7.75% 2010	15,000	15,279
Cox Communications, Inc. 5.45% 2014	15,500	13,958
Cox Communications, Inc. 8.375% 2039[3]	7,500	7,055
Time Warner Cable Inc. 6.75% 2018	55,370	52,063
Viacom Inc. 5.75% 2011	35,000	34,112
Thomson Reuters Corp. 5.95% 2013	8,140	7,958
Thomson Reuters Corp. 6.50% 2018	20,815	19,423
News America Inc. 5.30% 2014	8,750	8,235
News America Inc. 6.90% 2019[3]	5,750	5,375
News America Inc. 6.65% 2037	5,000	3,757
Omnicom Group Inc. 5.90% 2016	20,000	17,098
Toll Brothers, Inc. 4.95% 2014	20,000	16,994
Macy’s Retail Holdings, Inc. 7.875% 2015	17,000	12,561
McGraw-Hill Companies, Inc. 5.375% 2012	11,000	10,546
Seminole Tribe of Florida 5.798% 2013[3,5]	11,185	9,481
		433,284

UTILITIES — 0.93%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,500	66,103
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	8,450	9,798
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,035
MidAmerican Energy Holdings Co. 5.75% 2018	30,925	30,476
MidAmerican Energy Holdings Co. 6.125% 2036	9,750	8,673
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	4,638
PG&E Corp. 5.75% 2014	5,750	5,799
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	19,633
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	15,350	13,792
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000	10,431
E.ON International Finance BV 5.80% 2018[3]	24,450	24,092
Alabama Power Co., Series FF, 5.20% 2016	16,000	16,081
Alabama Power Co. 6.00% 2039	7,500	7,402
PSEG Power LLC 3.75% 2009	14,700	14,700
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	8,584
Exelon Corp. 4.45% 2010	20,000	19,671
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	16,135
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	15,283
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,555
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,430
Electricité de France SA 6.95% 2039[3]	12,000	11,931
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,802
Veolia Environnement 5.25% 2013	6,500	6,498
Kern River Funding Corp. 4.893% 2018[3,5]	4,994	4,779
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	4,089	3,799
		358,120

INDUSTRIALS — 0.90%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	18,731	13,112
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	9,197	7,266
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	4,791	3,833
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	11,834	10,178
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	7,943	5,878
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	9,045	4,788
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	34,120
BNSF Funding Trust I 6.613% 2055[4]	6,175	4,487
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550	22,502
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	17,506	11,904
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	21,114	18,187
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	14,822	14,141
Union Pacific Corp. 5.75% 2017	4,325	4,136
Union Pacific Corp. 5.70% 2018	29,150	27,795
CSX Corp. 5.75% 2013	7,670	7,415
CSX Corp. 6.25% 2015	5,990	5,452
CSX Corp. 6.15% 2037	17,645	12,507
Caterpillar Financial Services Corp., Series F, 6.20% 2013	23,940	23,986
Koninklijke Philips Electronics NV 5.75% 2018	23,500	23,143
Norfolk Southern Corp. 5.75% 2016[3]	7,615	7,662
Norfolk Southern Corp. 5.75% 2018	15,500	15,430
General Electric Co. 5.25% 2017	24,250	22,465
Atlas Copco AB 5.60% 2017[3]	14,000	12,669
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	13,650	11,005
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	32	31
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	95	92
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[5]	14,142	9,537
Hutchison Whampoa International Ltd. 6.50% 2013[3]	6,190	6,289
Canadian National Railway Co. 4.95% 2014	6,000	6,218
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	1,232	1,229
		347,457

HEALTH CARE — 0.89%
Cardinal Health, Inc. 1.705% 2009[4]	23,000	22,640
Cardinal Health, Inc. 4.00% 2015	44,100	37,296
Cardinal Health, Inc. 5.80% 2016	27,500	25,297
Cardinal Health, Inc. 5.85% 2017	3,575	3,263
UnitedHealth Group 6.00% 2017	22,170	20,651
UnitedHealth Group Inc. 6.00% 2018	35,000	33,683
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	35,094
GlaxoSmithKline Capital Inc. 6.375% 2038	16,500	16,718
AstraZeneca PLC 5.90% 2017	25,000	26,515
Pfizer Inc. 4.45% 2012	25,000	25,697
Hospira, Inc. 1.712% 2010[4]	10,000	9,329
Hospira, Inc. 5.55% 2012	14,120	14,308
Roche Holdings Inc. 4.50% 2012[3]	20,000	20,574
Biogen Idec Inc. 6.00% 2013	13,500	13,693
Humana Inc. 6.45% 2016	14,200	11,946
Coventry Health Care, Inc. 6.30% 2014	16,500	11,226
Abbott Laboratories 5.125% 2019	8,600	8,666
WellPoint, Inc. 6.00% 2014	6,200	6,211
		342,807

ENERGY — 0.70%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	39,139
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	8,033
Gaz Capital SA 8.146% 2018[3]	7,000	5,775
Gaz Capital SA 6.51% 2022[3]	27,495	17,803
Gaz Capital SA, Series 9, 6.51% 2022	20,000	12,950
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	1,677	1,650
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000	18,795
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000	15,357
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	10,753
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	9,790
Enbridge Energy Partners, LP 8.05% 2077[4]	17,520	9,297
TransCanada PipeLines Ltd. 6.35% 2067[4]	44,785	25,562
Williams Companies, Inc. 7.875% 2021	15,850	14,689
Williams Companies, Inc. 8.75% 2032	6,025	5,480
Rockies Express Pipeline LLC 6.85% 2018[3]	14,750	14,515
Sunoco, Inc. 4.875% 2014	15,000	13,272
Enterprise Products Operating LLC 6.30% 2017	13,000	12,001
Canadian Natural Resources Ltd. 5.70% 2017	11,925	10,649
Enbridge Inc. 5.60% 2017	10,000	8,439
Husky Energy Inc. 6.80% 2037	9,375	7,182
Polar Tankers, Inc. 5.951% 2037[3,5]	6,685	5,430
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	3,194	2,889
		269,450

CONSUMER STAPLES — 0.37%
Kraft Foods Inc. 6.75% 2014	16,180	17,511
Kraft Foods Inc. 6.875% 2038	13,000	12,806
British American Tobacco International Finance PLC 9.50% 2018[3]	26,395	30,038
Altria Group, Inc. 9.25% 2019	15,000	16,065
Altria Group, Inc. 9.95% 2038	13,500	13,504
Anheuser-Busch InBev NV 7.75% 2019[3]	20,000	19,976
PepsiCo, Inc. 7.90% 2018	15,000	18,462
CVS Corp. 6.036% 2028[3,5]	7,423	5,593
CVS Caremark Corp. 6.943% 2030[3,5]	12,700	9,705
		143,660

INFORMATION TECHNOLOGY — 0.25%
Hewlett-Packard Co. 4.50% 2013	20,000	20,586
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	32,500	34,454
Electronic Data Systems Corp. 7.45% 2029	16,594	18,079
KLA-Tencor Corp. 6.90% 2018	30,250	23,949
		97,068

MATERIALS — 0.21%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	25,580
International Paper Co. 7.40% 2014	23,250	19,200
ArcelorMittal 6.125% 2018	20,925	15,162
Rohm and Haas Co. 6.00% 2017	17,445	14,515
BHP Billiton Finance (USA) Ltd. 5.50% 2014	4,690	4,727
		79,184

Total corporate bonds & notes		3,562,888

ASSET-BACKED OBLIGATIONS[5] — 1.39%
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000	62,635
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	27,198	25,341
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	18,541	17,006
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	16,273
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	10,247
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	12,702
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	25,750	24,928
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	24,600
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	25,000	22,834
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550	21,706
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	21,691	21,632
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	24,500	19,156
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	583	585
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,052
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,635	4,291
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	7,825	6,544
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 1.122% 2033[4]	124	109
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,005	6,421
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	16,428
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	1,095	1,050
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	7,062	6,115
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	9,670	7,962
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 1.072% 2034[4]	20,990	15,062
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	16,750	14,298
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	14,424	14,128
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	17,000	12,864
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,842	4,518
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	8,238	8,172
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	6,869	5,457
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	7,979	6,309
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	11,551
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	9,841	9,910
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	8,767	8,699
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.206% 2016[4]	14,000	8,608
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.672% 2036[4]	20,000	4,558
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 0.672% 2036[4]	10,000	3,475
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.317% 2034[4]	14,117	7,042
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 1.056% 2013[4]	7,000	6,785
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	8,188	6,359
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	10,730	5,580
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.856% 2019[2,3,4]	11,005	5,393
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[4]	18,000	5,097
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	9,775	4,252
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000	3,604
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.317% 2034[4]	7,984	3,231
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	5,125	3,136
CWABS, Inc., Series 2004-BC1, Class M-1, 1.022% 2034[4]	5,581	2,925
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.706% 2037[4]	10,066	2,208
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	2,064	2,028
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.322% 2034[4]	1,516	606
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.422% 2034[4]	1,492	541
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	666	658
		532,671

MUNICIPALS — 0.04%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	16,449	12,201
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,185	1,583
		13,784

Total bonds & notes (cost: $13,217,023,000)		11,984,261

	Principal amount	Value
Short-term securities — 3.16%	(000)	(000)

Freddie Mac 0.19%–0.77% due 5/5–7/27/2009	$436,252	$435,950
U.S. Treasury Bills 0.151%–1.20% due 4/16–9/10/2009	172,500	172,390
Federal Home Loan Bank 0.15%–3.10% due 4/6–7/13/2009	130,050	129,983
Fannie Mae 0.25%–0.60% due 4/15–7/6/2009	96,043	96,002
Tennessee Valley Authority 0.23% due 6/11/2009	94,350	94,292
Procter & Gamble International Funding S.C.A. 0.40% due 4/23/2009[3]	59,200	59,181
General Electric Capital Corp. 0.08% due 4/1/2009	25,000	25,000
General Electric Capital Corp., FDIC insured, 0.50% due 8/25/2009	25,000	24,958
Private Export Funding Corp. 0.37% due 4/17/2009[3]	30,000	29,991
Jupiter Securitization Co., LLC 0.40% due 4/17/2009[3]	16,600	16,597
Park Avenue Receivables Co., LLC 0.50% due 4/20/2009[3]	10,100	10,097
NetJets Inc. 0.25% due 4/13/2009[3]	25,000	24,998
Merck & Co. Inc. 0.20% due 5/1/2009	25,000	24,996
Wal-Mart Stores Inc. 0.25% due 6/16/2009[3]	24,800	24,786
Johnson & Johnson 0.25% due 7/20/2009[3]	20,400	20,381
Hewlett-Packard Co. 0.25% due 4/2/2009[3]	13,500	13,500
Coca-Cola Co. 0.42% due 7/20/2009[3]	9,900	9,890
Abbott Laboratories 0.25% due 6/9/2009[3]	1,800	1,799

Total short-term securities (cost: $1,214,733,000)		1,214,791

Total investment securities (cost: $47,133,329,000)		38,414,394
Other assets less liabilities		35,220

Net assets		$38,449,614

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,062,751,000, which represented 2.76% of the net assets of the fund.

[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,566,471,000, which represented 4.07% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities

Level 1 – Quoted prices	$24,534,543
Level 2 – Other significant observable inputs	13,842,678	*
Level 3 – Significant unobservable inputs	37,173
Total	$38,414,394

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $511,494,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$249,459
Net sales	(35,813)
Net realized loss	(3,765)
Net unrealized appreciation	7,214
Net transfers out of Level 3	(179,922)
Ending value at 3/31/2009	$37,173

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2009	$826

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,320,331
Gross unrealized depreciation on investment securities	(10,071,554)
Net unrealized depreciation on investment securities	(8,751,223)
Cost of investment securities for federal income tax purposes	47,165,617

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-0509O-S15792

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 29, 2009